As filed with the Securities and Exchange Commission on or about May 14, 2020

Registration Statement File No. 333-112626

Registration Statement File No. 811-08619

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒    Post-Effective Amendment No. 31

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

☒    Amendment No. 187

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

(Depositor’s Telephone Number, Including Area Code)

John E. Deitelbaum

Head of MMUS Law

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

☐      immediately upon filing pursuant to paragraph (b) of Rule 485

☐      on ________ pursuant to paragraph (b) of Rule 485

☒      60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐      on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual or Group Deferred Variable Annuity Contract - Transitions Select

The Prospectus dated May 1, 2020 and Statement of Additional Information dated
May 1, 2020 are incorporated into Parts A and B, respectively, of this
Post Effective Amendment No. 31 by reference to Registrant’s filings under
Rule 485(b) as filed on April 28, 2020.

A supplement dated May 14, 2020 to the Prospectus is included in Part A of this
Post Effective Amendment No. 31.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

Supplement dated May 14, 2020 to Prospectus dated May 1, 2020

Exchange Rights and Important Information for Owners of MassMutual Transitions Select Variable Annuity Contracts with either Guaranteed Income Plus 5 or Guaranteed Income Plus 6 Riders

This Supplement applies to certain MassMutual Transitions Select Variable Annuity Contracts (each a “Contract” and together the “Contracts”) issued by Massachusetts Mutual Life Insurance Company (“MassMutual”, the “Company”, “we”, “us”, or “our”) with Guaranteed Income Plus 5 or Guaranteed Income Plus 6 Riders. It supplements the prospectus dated May 1, 2020 for the Contract you purchased (the “Annuity Prospectus”).

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like a copy of the Annuity Prospectus, please contact our Service Center at 1-800-272-2216 (press 2) to request a free copy or log in to your online account to view the Annuity Prospectus. If you do not have an online account, you can create one by going to www.MassMutual.com/loginsc and clicking on “Sign Up”.

PURPOSE OF THIS SUPPLEMENT

This Supplement describes the following two changes related to the Guaranteed Minimum Income Benefit Riders known as MassMutual Guaranteed Income Plus 5 and MassMutual Guaranteed Income Plus 6 (each a “GMIB Rider”):

•	A limited time exchange right (the “GMIB Exchange Right”)
•	An increase in the GMIB Rider charge

The GMIB Exchange Right is available on or after September 15, 2020, until the close of the New York Stock Exchange on December 4, 2020 (the “Exchange Right Period”), and only to Contract Owners who own a MassMutual Transition Select Contract with one of the following GMIB Riders in-force:

•	MassMutual Guaranteed Income Plus 5
•	MassMutual Guaranteed Income Plus 6

The Exchange Right, including the Exchange Right Period, is subject to approval by the applicable state insurance agency or authority that has jurisdiction over your Contract. State approval may vary by state, and may include different terms and conditions. The Company may also shorten or extend the Exchange Right Period in its sole discretion prior to receiving the exercise of your GMIB Exchange Right.

The GMIB Exchange Right provides you with an opportunity to exchange your GMIB Rider for an increase in your Contract Value, which your GMIB Rider does not currently permit you to do. This Supplement contains important information that you should carefully read and consider before exercising your GMIB Exchange Right. Exercising your GMIB Exchange Right requires you to give up a guaranteed income benefit that may be valuable to you. However, it does not terminate your Contract. You should exercise your GMIB Exchange Right only when you determine, after knowing all the facts, that it is better for you to exercise your GMIB Exchange Right and continue your Contract without the GMIB Rider rather than continue to own your Contract with the GMIB Rider.

A GMIB Exchange Right Letter and the GMIB Rider Exchange Acceptance Form are included with this Supplement. The GMIB Exchange Right Letter indicates the deadline for exercising your GMIB Exchange Right. You are not required to exercise your GMIB Exchange Right, and if you do not exercise your GMIB Exchange Right, your Contract and the guaranteed benefits will continue with the higher GMIB charge described below.

At the expiration of the Exchange Right Period, if you do not exercise your GMIB Exchange Right, the GMIB Rider charge on your Contract will increase. For more information, please see the “WHAT CHANGES ARE BEING MADE TO THE GMIB RIDER CHARGE AFTER THE EXPIRATION OF THE EXCHANGE RIGHT PERIOD” section of this Supplement.

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WHO IS ELIGIBLE TO EXERCISE THE GMIB EXCHANGE RIGHT?

We no longer sell Contracts offering a GMIB Rider. The GMIB Exchange Right applies only to Eligible Contract Owners. You are an Eligible Contract Owner if you meet ALL of the following qualifications as of the date the exercise of your GMIB Exchange Right is received by MassMutual in Good Order:

•	your Contract is in-force;
•	you purchased your Contract with a GMIB Rider and did not cancel the Rider;
•	you have not applied your full GMIB Value to an annuity option;
•	you allocated 100% of your purchase payment into an approved Asset Allocation Program;
•	you have no death benefit claim pending, or the Contract Owner hasn’t died during the Exchange Right Period prior to exercising the GMIB Exchange Right, except in limited circumstances under which there will be a new Contract Owner (for example, spousal continuance or the Contract remains inforce as a beneficiary IRA); and
•	your state has approved the form of the endorsement (or Rider in certain states) incorporating the terms of the GMIB Exchange Right.

Any Contract owner who surrendered their Contract or terminated their GMIB Rider on or before the date of this GMIB Exchange Right is not eligible for the GMIB Exchange Right.

In this Supplement, we also refer to Eligible Contract Owners as “you” or “your.”

WHAT IS THE GMIB EXCHANGE RIGHT?

Subject to certain terms and conditions, we are offering Eligible Contract Owners the opportunity to keep their Contract in-force and exchange their GMIB Rider for the addition of the Guaranteed Minimum Income Benefit Exchange Value (the “GMIB Exchange Value”) to their Contract Value.

By exercising the GMIB Exchange Right, Eligible Contract Owners will increase their Contract Value by the GMIB Exchange Value. Since each Eligible Contract Owner’s Contract is unique, the GMIB Exchange Right is customized for each Eligible Contract Owner. For more information on how the GMIB Exchange Value is calculated, please see “HOW IS THE GMIB EXCHANGE VALUE CALCULATED?” section of this Supplement.

Once the GMIB Exchange Value is added to your Contract it is not guaranteed. It could lose value based on the market performance of the underlying funds to which your Contract Value is allocated.

By exercising your GMIB Exchange Right, you may only annuitize your Contract Value. If you do not exercise your GMIB Exchange Right, following the expiration of the Exchange Right Period, you will still be able to annuitize your Contract Value or GMIB Value, whichever value is greater.

Exercising your GMIB Exchange Right will result in the termination of your Contract’s GMIB Rider. The GMIB Rider cannot be reinstated.

Upon exercising your GMIB Exchange Right, the charges incurred for the GMIB Rider will no longer be deducted from your Contract Value. However, your Contract will still be subject to continuing Contract charges and fees as set forth in your Annuity Prospectus.

We have sent an endorsement to the Contract to all Eligible Contract Owners1. You should keep the endorsement for your Contract with your Contract records. You will also receive a confirmation statement that reflects the increase in Contract Value based on the payment made by us if you exercise the GMIB Exchange Right. The GMIB Exchange Right may vary for certain Contracts and in certain states and may not be available for all Contracts, in all states, at all times. Participation in the asset allocation program associated with the GMIB Rider will no longer be required if you exercise the GMIB Exchange Right. However; you must contact us to change your allocations otherwise your Contract will remain invested in the asset allocation program.

We reserve the right to modify, suspend, or withdraw the GMIB Exchange Right, in whole or in part, including the GMIB Exchange Value, at any time prior to receiving the exercise of your GMIB Exchange Right by providing a notice of such a withdrawal or change via a Prospectus Supplement filed with the SEC and mailed to you and posted on our website at http://www.massmutual.com/mmtransitionsselect. The Company may also shorten or extend the Exchange Right Period in its sole discretion prior to receiving the exercise of your GMIB Exchange Right. If we receive your exercise of your GMIB Exchange Right prior to notice of such a withdrawal or change to the GMIB Exchange Right Period, we will honor your exercise as submitted.

We will reject any request to exercise your GMIB Exchange Right if you have not met the terms and conditions of the

1 In certain states, a new Rider will be sent after the Contract Owner exercises the GMIB Exchange Right.

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GMIB Exchange Right. In the event we receive your exercise of your GMIB Exchange Right prior to the Exchange Right Period, we will process it on the first Business Day of the Exchange Right Period.

In the future, we may make new, additional, or modified exchange rights with different terms that may be more or less favorable than the terms described herein.

HOW IS THE GMIB EXCHANGE VALUE CALCULATED?

By exercising your GMIB Exchange Right, you agree to terminate your GMIB rider and accept an increase in your Contract Value. The increase in your Contract Value is the GMIB Exchange Value. The GMIB Exchange Value is determined by taking the greater of:

(1)	The value of the GMIB Rider, plus any annual interest rate of 5/6%[1], that would be credited by the end of the Exchange Right Period, less the Contract Value on the Calculation date; or
(2)	The sum of all deducted GMIB Rider charges from the Issue Date to the Calculation Date. The Calculation Date is August 31, 2020[2].

[1]	5% interest rate for the GMIB 5 and 6% interest rate for the GMIB 6
[2]	This date may vary by state

While we will assess a GMIB Rider charge during the GMIB Exchange Right Period, any GMIB Rider charge assessed during the GMIB Exchange Right Period will not be included as a part of (2) above in the calculation of the GMIB Exchange Value. If you decide to exercise the GMIB Exchange Right, it is beneficial for you to do so before the assessment of a GMIB Rider charge during the GMIB Exchange Right Period since the assessment of the GMIB Rider charge will decrease your Contract Value.

If, on a Contract Anniversary after the Calculation Date and before the end of the Exchange Right Period, you apply any portion of your GMIB Rider to an Annuity Option, the GMIB Exchange Value will be reduced by the same proportion that the amount of your GMIB Rider applied to the Annuity Option bears to the GMIB Rider prior to the annuitization. Rather than reduce your GMIB Value for each dollar that you apply to an Annuity Option, we use the percentage of Contract Value applied to an Annuity Option to lower the GMIB Value by that same percentage.

It is important to note that the GMIB Exchange Value we calculate for your Contract will never be $0 or a negative amount. Additionally, note that, without this GMIB Exchange Right, Contract Owners may only receive their full GMIB Value by annuitizing their Contract, that is, selecting an annuity payout option. By exercising their GMIB Exchange Right, Contract Owners are able to immediately receive their GMIB Value without beginning annuity payouts.

In order to receive the GMIB Exchange Value as of the Calculation Date, your Contract must be in-force on the Exchange Transaction Date.

We will allocate the GMIB Exchange Value among the underlying funds in accordance with your current allocation instructions that we have on record.

Your GMIB Exchange Value is specified in the GMIB Exchange Right Letter. While we expect the GMIB Exchange Value indicated in the GMIB Exchange Right Letter to stay the same throughout the Exchange Right Period, under volatile market conditions we may withdraw the GMIB Exchange Right, or change the GMIB Exchange Value, at any time prior to the exercise of your GMIB Exchange Right, by providing a notice of such a withdrawal or change via a supplement to the Annuity Prospectus filed with the SEC and mailed to you and posted on our website at http://www.massmutual.com/mmtransitionsselect. If we receive your exercise of the GMIB Exchange Right in Good Order prior to notice of such a withdrawal or change, we will honor your exercise as submitted.

WHY IS MASSMUTUAL MAKING THIS GMIB EXCHANGE RIGHT AVAILABLE?

We believe that the GMIB Exchange Right may be mutually beneficial to us and to Eligible Contract Owners who no longer need or want the guarantees of the GMIB Rider.

MassMutual would receive a financial benefit because making the GMIB Exchange Right available and payment of the GMIB Exchange Value may be less costly to us than continuing to guarantee the benefit, given past and ongoing economic conditions. Given the market uncertainties regarding these types of products, we are required to hold conservative levels of capital, and being released from these guarantees will allow us to reallocate this capital. We would also receive a financial benefit in that we would no longer bear the cost of hedging against future adverse events to support the GMIB Rider. If you exercise your GMIB Exchange Right, you will benefit from: (i) an increase in your Contract Value; (ii) no longer being restricted to allocating funds only in certain Asset Allocation Programs; and (iii) your GMIB Rider charges stopping.

You should carefully read this Supplement before making your decision regarding this GMIB Exchange Right. This GMIB Exchange Right asks you to give up your GMIB Rider, which may still be valuable to you. Please consult with

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your own financial, tax and/or legal professional to understand the consequences of exercising this GMIB Exchange Right. You should exercise this GMIB Exchange Right only when you determine, based on all the facts and circumstances, that it is better for you to exercise this GMIB Exchange Right rather than continue to keep your GMIB Rider.

We cannot and are not recommending whether you should or should not exercise your GMIB Exchange Right.

AM I REQUIRED TO EXERCISE THIS GMIB EXCHANGE RIGHT?

No, this GMIB Exchange Right is voluntary. You are not required to exercise this GMIB Exchange Right or take any action under your Contract. If you do nothing, we will consider you to have declined to exercise the GMIB Exchange Right. Your Contract and the GMIB Rider you have will continue, however, the cost of your GMIB Rider will increase. For more information on the GMIB Rider charge increase, please see the “WHAT CHANGES ARE BEING MADE TO THE GMIB CHARGE AFTER THE EXPIRATION OF THE EXCHANGE RIGHT PERIOD” section.

If you exercise this GMIB Exchange Right, the GMIB Rider you have under the Contract will terminate and have no further value, force or effect, and you will no longer be assessed a charge for the GMIB Rider. However, your Contract will continue.

Once you have exercised your GMIB Exchange Right, your exercise cannot be rescinded. We cannot reinstate your GMIB Rider at a later date.

HOW DO I EXERCISE MY GMIB EXCHANGE RIGHT?

The GMIB Exchange Right, along with the GMIB Exchange Value stated in your GMIB Exchange Right Letter, is available for the duration of the Exchange Right Period unless we modify, suspend or withdraw the GMIB Exchange Right, in whole or in part, including the GMIB Exchange Value at any time prior to receiving your exercise by providing a notice of such a withdrawal or change via a prospectus supplement filed with the SEC, mailed to you and posted on our website at http://www.massmutual.com/mmtransitionsselect. If you would like to exercise your GMIB Exchange Right, you may do so in a number of ways:

•	Fax – Send your properly completed and signed GMIB Exchange Acceptance Form via fax to (866) 329-4272.
•	Email – Scan your properly completed and signed GMIB Exchange Acceptance Form and email it to annfax@massmutual.com.
•	Mail – Send your properly completed and signed GMIB Exchange Acceptance Form via mail in the postage-paid envelope included with your GMIB Exchange Right Letter.

We will add the GMIB Exchange Value to your Contract Value on the Exchange Transaction Date. The Exchange Transaction Date is the Business Day within the Exchange Right Period that we receive your fully completed GMIB Exchange Acceptance Form indicating your election to exercise your GMIB Exchange Right. If we receive your fully completed GMIB Exchange Acceptance Form on a non-Business Day or after the close of the Business Day, your Exchange Transaction Date will be the next Business Day. In the event we receive your exercise of your GMIB Exchange Right prior to the Exchange Right Period, we will process it on the first Business Day of the Exchange Right Period.

We will allocate the GMIB Exchange Value among the underlying funds in accordance with your current allocation instructions on record. Note, if you exercise your GMIB Exchange Right, your Contract will no longer be subject to the allocation restrictions associated with the GMIB Rider. However, you must contact us to change your allocations or your allocations will remain unchanged.

This GMIB Exchange Right is available for a limited time. You should refer to your GMIB Exchange Right Letter for the specific Exchange Right Period in your state. You can only exercise your GMIB Exchange Right in its entirety. If we do not receive your completed GMIB Exchange Acceptance Form before the Exchange Right Period expires, we will consider you to have declined to exercise your GMIB Exchange Right.

The Company may modify, suspend, or withdraw the GMIB Exchange Right, in whole or in part, including the GMIB Exchange Value, at any time prior to receiving your exercise by providing a notice of such a withdrawal or change via a Prospectus Supplement filed with the SEC and mailed to you and posted on our website at http://www.massmutual.com/mmtransitionsselect. If we receive your exercise of the GMIB Exchange Right prior to notice of such a withdrawal or change, we will honor your exercise as submitted. The Company may also shorten or extend the Exchange Right Period in its sole discretion. We will reject any request to exercise the GMIB Exchange Right if you have not met the terms and conditions of the GMIB Exchange Right.

In the future, we may make new, additional, or modified Exchange Rights available with different terms that may be more or less favorable than the terms described herein.

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WHAT FACTORS SHOULD I CONSIDER BEFORE EXERCISING THIS GMIB EXCHANGE RIGHT?

Prior to exercising your GMIB Exchange Right, you should understand that you are giving up the GMIB Rider you have under the Contract. You may wish to discuss this GMIB Exchange Right with your financial representative, any other advisers and your named beneficiaries to determine if this GMIB Exchange Right is appropriate for your particular circumstances and needs. The Company is not making a recommendation for you to exercise or decline to exercise your GMIB Exchange Right. This GMIB Exchange Right may not be appropriate for all Contract Owners and may not be in your best interest based on your personal circumstances.

Once you have exercised your GMIB Exchange Right, your exercise cannot be rescinded. We will not reinstate your GMIB Rider at a later date.

Some additional factors you may wish to consider:

•	Whether your personal situation has changed since the time you made your original decision to purchase the GMIB Rider, and, if so, whether the GMIB Rider under the Contract continues to be important to you. You should know that the GMIB Rider you are required to give up if you exercise your GMIB Exchange Right will not be available with the same features and at the same charge, if applicable, in a replacement contract, and we no longer offer them for sale.

•	Whether you still need lifetime income.

•	Whether you have a greater need for liquidity.

•	Whether you believe you are healthy enough to enjoy the long-term benefit provided by the GMIB Rider given your current state of health or age.

•	Whether you believe the GMIB Rider you have under the Contract is more valuable than this GMIB Exchange Right.

•	While we will not pay your financial professional compensation that is contingent upon you exercising your GMIB Exchange Right, the compensation for certain financial professionals will still increase if you exercise your GMIB Exchange Right. This is because certain financial professionals are compensated based on the assets attributable to your Contract, and your Contract Value will immediately increase by any GMIB Exchange Value. This means your financial professional’s compensation might increase based on your higher Contract Value. Please ask your financial professional for additional information if you have any questions.

To the extent that any other benefits offered by contract are contingent on Contract Value, those benefits would be affected as the result of exercising the GMIB Exchange Right. For example, the Contract’s death benefit may be impacted by the increase in Contract Value resulting from the exercise of the GMIB Exchange Right.

This GMIB Exchange Right may be beneficial for some but not for others. See hypothetical profiles below, which are not recommendations. We cannot give you any investment advice, and we cannot recommend whether you should exercise your GMIB Exchange Right.

Hypothetical profile of someone who might choose to exercise their GMIB Exchange Right:

Ellen and Jeff are in their 70s and enjoying retirement. They have a pension which provides them with a stable source of income. The Contract Value has increased over the years, and they have determined that they should be financially secure for the remainder of their lifetimes. They don’t believe they need the income provided by the GMIB Rider. Therefore, they wish to exercise their GMIB Exchange Right in order to terminate the GMIB Rider and the associated GMIB Rider charges that are deducted each year from their Contract Value and increase their Contract Value.

Hypothetical profile of someone who might choose not to exercise their GMIB Exchange Right:

At 73, Holly has recently retired, but still has a mortgage payment and some other ongoing expenses. Holly likes the guarantees provided by the GMIB Rider in a down market cycle, since she doesn’t have a significant 401(k) balance or a large amount of additional savings. Holly is satisfied with the performance of the underlying funds that she has invested her Contract Value in. She has decided not to exercise her GMIB Exchange Right, as she intends to use the guaranteed income provided by the GMIB Rider and paying the GMIB Rider charges is still worth the protection provided by the GMIB Rider.

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WHAT CHANGES ARE BEING MADE TO THE GMIB RIDER CHARGE AFTER THE EXPIRATION OF THE EXCHANGE RIGHT PERIOD?

Currently, the annual MassMutual Guaranteed Income Plus 5 and MassMutual Guaranteed Income Plus 6 rider charges are 0.65% and 0.80%, respectively. After of the Exchange Right Period, the rider charges for the MassMutual Guaranteed Income Plus 5 and MassMutual Guaranteed Income Plus 6 will both increase to an annual maximum rider charge of 1.50% in accordance with the terms of your Contract.

We reserved the right to increase the GMIB Rider charge when we sold the Contract with the GMIB Rider. We reserved that right in case economic and other circumstances triggered the need to increase the charge. Our cost of providing the guaranteed benefits for the GMIB Rider has increased since the GMIB Rider was sold. Our cost of providing the guaranteed benefits is based on many factors, including but not limited to, market conditions, mortality, and Contract Owner utilization of the GMIB Rider. In some cases, these factors have deviated significantly from our expectation when we priced the GMIB Rider.

An increased GMIB Rider charge will result in a larger reduction in your Contract Value each time the GMIB charge is assessed. The larger reduction in your Contract Value means that your Contract Value could reduce to zero faster than if we had not increased the GMIB Rider charge. If your Contract Value reaches zero, you will not be able to withdraw the 5% or 6% interest credited to your GMIB Value annually.

The annual charges associated with the MassMutual Guaranteed Income Plus 5 and the MassMutual Guaranteed Income Plus 6 are:

Version	Current Charge	Charge as of 12/05/2020	Maximum Charge
Guaranteed Income Plus 5	0.65%	1.50%	1.50%
Guaranteed Income Plus 6	0.80%	1.50%	1.50%

WHAT ARE THE TAX CONSIDERATIONS?

If you elect to exercise the GMIB Exchange Right, we will not treat the transaction as currently taxable, except as provided below. We will not treat the adjustment to your Contract Value as a purchase payment added to your Contract, nor will it increase your cost basis in the Contract, since the transaction takes place wholly within the Contract. As with other Contract earnings, federal income tax on any GMIB Exchange Value will be deferred until it is distributed from the Contract or you assign or pledge an interest in your Contract. Please consult the Annuity Prospectus for a general discussion of the tax consequences when Contract earnings are received or deemed received on surrenders, withdrawals, assignments, transfers, death benefits or annuity payments.

However, a nonqualified Contract owned by a non-natural person (e.g., a corporation, partnership, limited liability company, partnership, trust, or certain other entities) will generally not be treated as an annuity for tax purposes. This means that any gains in the Contract will be taxed each year while the Contract is in the accumulation phase. In such a case, the increase in Contract Value that results from the exercise of the GMIB Exchange Right may result in taxable income in the year of the Exchange. This treatment is not generally applied to a Contract held by a trust or other entity as an agent for a natural person. See “Taxes – Non-Natural Owner” in the Annuity Prospectus.

If your Contract is an IRA or other qualified Contract and you are taking required minimum distributions (“RMD”), accepting the GMIB Exchange Offer may impact the calculation of the Contract’s RMD for future years. In general, an RMD is calculated using the Contract’s prior year end Contract Value plus the actuarial present value of additional benefits provided under the annuity (such as certain death benefits and living benefits, including the GMIB Rider). If you elect to exercise the GMIB Exchange Right, your GMIB rider will terminate, and the actuarial present value of the GMIB Rider will no longer be added to the Contract Value in computing RMDs. However, the increase to your Contract Value as a result of exercising the GMIB Exchange Right will impact the amount of future RMDs. If your Contract has other additional benefits, the actuarial present value of those benefits will continue to be included in the calculation of future RMDs.

This information is not intended to serve as, and does not constitute, tax advice or a complete list of all the things that you may want or need to consider in deciding whether to accept the GMIB Exchange Offer. Please consult with your own financial, tax and/or legal professional to understand the consequences of exercising your GMIB Exchange Right.

You should retain this Supplement for future reference.

Supplement dated May 14, 2020

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APPENDIX

The following table highlights certain Contract charges and restrictions in relation to exercising your GMIB Exchange Right. Where there are differences among the Contract charges and restrictions, we note them. Please refer to your Annuity Prospectus for more information.

	YOUR CONTRACT PRIOR TO EXERCISING THE GMIB EXCHANGE RIGHT	YOUR CONTRACT AFTER EXERCISING THE GMIB EXCHANGE RIGHT
CONTRACT CHARGES AND RESTRICTIONS
Annual Contract Maintenance Charge	$40-$60[1]	$40-$60[1]
Contingent Deferred Sales Charge (“CDSC”)	Your Contract will not be charged a CDSC.	Your Contract will not be charged a CDSC. If you exercise your GMIB Exchange Right, you may keep your Contract in-force, or surrender it without being charged a CDSC.
Asset-Based Charges (includes: Administration and Mortality and Expense Risk Fees)	Current-Max Range: 1.15%-1.95%	Current-Max Range: 1.15%-1.95% Your Asset Based Charges will not change. They will remain the same before and after you accept the GMIB Exchange Right.
Asset Allocation Restrictions	Must invest in an asset allocation program.	Must comply with Contract allocation requirements, but not required to invest in an asset allocation program.
GMIB RIDER CHARGES
GMIB Rider Charges[2]

MassMutual Guaranteed Income Plus 5

(2008 and Pre-2008 Versions “GMIB 5”):

0.65% of the current GMIB Value.

MassMutual Guaranteed Income Plus 6

(2008 and Pre-2008 Versions “GMIB 6”): 0.80% of Current GMIB Value.

The GMIB Rider charge would no longer apply.

[1]	Currently waived if Contract Value is $100,000 or greater when we are to assess the charge.
[2]	If you do not exercise your GMIB Exchange Right, the charge for the GMIB Rider will increase to 1.50% on December 5, 2020.

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GMIB Value Examples

Examples 1A, 1B and 2 below assume the Contract Owner exercises their GMIB Exchange Right and demonstrates how we would calculate the GMIB Exchange Value and its effect on Contract Value. Example 3 below assumes the Contract Owner does not exercise their GMIB Exchange Right and demonstrates when the increased GMIB Rider charge would take effect.

Example 1A – Exchange Right exercised while GMIB Value less Contract Value, with no GMIB interest due, is greater than the GMIB Rider charges Assessed to Date

In this example, no interest is due on the GMIB Value during the Right to Exchange Period, and the GMIB Value less Contract Value is greater than the sum of past GMIB Rider charges. The assumptions used in this example are:

•	Exchange Right Period:	9/15/2020 to 12/4/2020
•	Exchange Right Calculation Date:	8/31/2020
•	Annual Interest Rate:	6%
•	Next Contract Anniversary:	3/1/2021
•	GMIB Value on 8/31/2020:	$100,000
•	Contract Value on 8/31/2020:	$75,000
•	Past GMIB Rider charges on 8/31/2020:	$10,000
•	Exchange Transaction Date:	10/1/2020
•	Contract Value on 10/1/2020:	$73,000

In this case, the next anniversary is past the end of the Exchange Right Period, so no interest is applied to the GMIB Value for the purpose of calculating the GMIB Exchange Value. The GMIB Value less Contract Value on 8/31/2020 is:

$100,000 – $75,000 = $25,000

As this amount is greater than the past GMIB Rider charges of $10,000, the GMIB Exchange Value is $25,000. On 10/1/2020, the Contract Value would be:

Contract Value on 10/1/2020 immediately before Exchange Right is exercised	Contract Value on 10/1/2020 immediately after Exchange Right is exercised
$73,000	$98,000 = $73,000 + $25,000

Example 1B – Exchange Right exercised while GMIB Value less Contract Value, with GMIB interest due, is greater than the GMIB Rider charges assessed to date

In this example, interest is due on the GMIB Value during the Right to Exchange Period, and the GMIB Value less Contract Value is greater than the sum of past GMIB Rider charges. The assumptions used in this example are:

•	Exchange Right Period:	9/15/2020 to 12/4/2020
•	Exchange Right Calculation Date:	8/31/2020
•	Annual Interest Rate:	6%
•	Next Contract Anniversary:	11/13/2020
•	GMIB Value on 8/31/2020:	$200,000
•	Contract Value on 8/31/2020:	$195,000
•	Past GMIB Rider charges on 8/31/2020:	$15,000
•	Exchange Transaction Date:	10/20/2020
•	Contract Value on 10/20/2020:	$196,000

In this case, the next anniversary is prior to the end of the Exchange Right Period, so 6% interest is applied the GMIB Value for the purpose of calculating the GMIB Exchange Value. The GMIB Value less Contract Value on 8/31/2020 is:

$200,000 x 1.06 – $195,000 = $17,000

As this amount is greater than the past GMIB Rider charges of $15,000, the GMIB Exchange Value is $17,000. On 10/20/2020, the Contract Value would be:

Contract Value on 10/20/2020 immediately before Exchange Right is exercised	Contract Value on 10/20/2020 immediately after Exchange Right is exercised
$196,000	$213,000 = $196,000 + $17,000

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Example 2 – Exchange Right exercised while GMIB Rider charges are greater than GMIB Value less Contract Value, while no interest due

This example demonstrates the Contract Value after exercising the Exchange Right. In this example, the GMIB Value less Contract Value is less than the sum of past GMIB Rider charges. The assumptions used in this example are:

•	Exchange Right Period:	9/15/2020 to 12/4/2020
•	Exchange Right Calculation Date:	8/31/2020
•	Annual Interest Rate:	5%
•	Next Contract Anniversary:	12/5/2020
•	GMIB Value on 8/31/2020:	$300,000
•	Contract Value on 8/31/2020:	$310,000
•	Past GMIB Rider charges on 8/31/2020:	$30,000
•	Exchange Transaction Date:	11/27/2020
•	Contract Value on 11/27/2020:	$315,000

In this case, the next anniversary is past the end of the Exchange Right Period, so no interest is applied the GMIB Value for the purpose of calculating the GMIB Exchange Value. The GMIB Value less Contract Value on 8/31/2020 is:

$300,000 – $310,000 = -$10,000

As this amount is less than the past GMIB Rider charges of $30,000, the GMIB Exchange Value is $30,000. On 11/27/2020, the Contract Value would be:

Contract Value on 11/27/2020 immediately before Exchange Right is exercised	Contract Value on 11/27/2020 immediately after Exchange Right is exercised
$315,000	$345,000 = $315,000 + $30,000

Example 3 – Exchange Right not exercised, impact of increased GMIB Rider charge

This example demonstrates the impact of the increased GMIB Rider charge when the Exchange Right is not exercised. In this example, GMIB Rider charges will increase in the first quarter after 12/5/2020. The assumptions for this example are:

•	Annual GMIB 6 Rider charge prior to the end of the Exchange Right Period (12/5/2020): 0.80%
•	Annual GMIB 6 Rider charge after the end of the Exchange Right Period (12/5/2020 and beyond): 1.50%
•	Contract Anniversary: May 1
•	GMIB Value on 4/30/2020: $120,000

Since the Contract Anniversary is May 1st, GMIB Rider charges are assessed at the end of each quarter on July 31, October 31, January 31, and April 30, or the next weekday. The assessment of the charge is based on the GMIB Rider charge times the GMIB Value as of the preceding quarter. One-quarter of the GMIB Rider charge is assessed each quarter. The GMIB Rider charge is assessed against the Contract Value, which will decrease at a greater rate because of the higher GMIB Rider charge.

In the table below, the first date the higher GMIB Rider charge is assessed over the period 2/1/2021 to 4/30/2021, as this is the quarter after 12/5/2020, the date the annual GMIB Rider charge of 1.50% was fully effective. The higher GMIB Rider charge is first assessed on 4/30/2021.

Assessment Period	GMIB Value at end of assessment period	Annual GMIB Rider charge at end of assessment period[1]	Quarterly Charge Assessment for GMIB Rider	Date Charge is Assessed
5/1/2020 to 7/31/2020	$120,000	0.80%	$240	7/31/2020
8/1/2020 to 10/31/2020	$120,000	0.80%	$240	11/2/2020
11/1/2020 to 1/31/2021	$120,000	0.80%	$240	2/1/2021
12/5/2020: 1.50% GMIB Rider charge becomes effective
2/1/2021 to 4/30/2021	$120,000	1.50%	$450	5/3/2021

[1]	Since the GMIB Rider charge is assessed quarterly, the 0.80% annual GMIB charge represents a charge of 0.20% each quarter and the 1.50% annual charge, effective 12/5/2020, will represent a charge of 0.375% each quarter.

[page 9 of 9]	AN3503_20_1

PART C

OTHER INFORMATION

Item 24.                          Financial Statements and Exhibits

(a)	Financial Statements

Financial Statements to be filed by amendment in Part A**:

Condensed Financial Information

Financial Statements to be filed by amendment in Part B**:

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2019 Statements of Operations and Changes in Net Assets for the years ended December 31, 2019 and 2018

Notes to Financial Statements

The Depositor

Independent Auditors’ Report
Statutory Statements of Financial Position as of December 31, 2019 and 2018
Statutory Statements of Operations for the years ended 2019, 2018 and 2017
Statutory Statements of Changes in Surplus for the years ended December 31, 2019, 2018 and 2017
Statutory Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017

Notes to Statutory Financial Statements

(b)	Exhibits

	Exhibit 1	Resolution of Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account — Incorporated by reference to Initial Registration Statement File No. 333-45039 filed January 28, 1998

	Exhibit 2	Not Applicable.

	Exhibit 3	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Initial Registration Statement File No. 333-202684 filed March 12, 2015

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

iii.

Template for Insurance Product Distribution Agreement (version 9/2014) MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

	Exhibit 4	i.	Form of Individual Annuity Contract — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-112626 filed July 29, 2004

		ii.	Form of Contract Schedule — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-112626 filed October 1, 2009

		iii.	Form of Guaranteed Minimum Income Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-112626 filed June 1, 2007

		iv.	Form of Guaranteed Minimum Withdrawal Benefit Rider — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-112626 filed October 2, 2007

		v.	Form of Lifetime Income Rider — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-112626 filed October 1, 2009

		vi.	9/8/2008 Revisions (2008 Version): Form of Individual Annuity Contract; Form of Guaranteed Minimum Income Benefit Rider; Unisex Annuity Rates Rider — Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement File No. 333-112626 filed August 19, 2008

		vii.	Guaranteed Minimum Income Benefit Rider Endorsements — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-10962 filed September 18, 2012

	Exhibit 5	i.	Form of Individual Annuity Application — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-112626 filed October 1, 2009

	Exhibit 6	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-50410 filed November 24, 2008

	ii.	By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

Exhibit 7	Not Applicable.

Exhibit 8	i.	Fund Participation Agreements

		a.	AIM Funds (Invesco Funds)

			1.	Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of July 1, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment Nos. 2 and 3 effective April 30, 2010 and May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

b.	Fidelity Funds

1.	Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                       First Amendment dated May 22, 2017 to the Amended and Restated Participation Agreement dated May 22, 2017 — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

•                       Amendment dated January 21, 2019 to Schedule A to the Amended and Restated Participation Agreement dated May 22, 2017, as amended — Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019

2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

c.	Ivy Funds

	1.	Participation Agreement dated as of October 25, 2012 (Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• First Amendment dated January 18, 2013 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

• Second Amendment dated June 12, 2015 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-203063 filed June 18, 2015

• Third Amendment dated February 18, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

• Fourth Amendment dated October 1, 2016 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

• Fifth Amendment dated March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-202684 filed April 26, 2017

d.	MML Funds

1.	Participation Agreement dated August 15, 2008 (MML Series Investment Fund, American Funds Insurance Series, Capital Research and Management Company, and Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

2.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement File No. 002-39334 filed August 22, 2007

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement File No. 002-39334 filed March 2, 2011

• Fifth Amendment dated August 28, 2012 — Incorporated by reference to Post-Effective Amendment No. 87 to Registration Statement File No. 002-39334 filed March 1, 2013

• Sixth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Seventh Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

• Eighth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

e.	MML II Funds

	1.	Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-122804 filed April 30, 2008

• First Amendment effective November 17, 2005 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-50410 filed April 25, 2008

• Second Amendment dated as of August 26, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Third Amendment dated as of April 9, 2010 — Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-150916 filed April 27, 2010

• Fourth Amendment dated and effective July 23, 2010 — Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement File No. 333-122804 filed March 2, 2011

• Fifth Amendment dated August 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

•             Sixth and Seventh Amendments dated and effective August 28, 2012 and November 12, 2012 — Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 333-122804 filed March 1, 2013

• Eighth Amendment dated April 1, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Ninth Amendment dated August 11, 2015 — Incorporated by reference to Initial Registration Statement File No. 333-206438 filed August 17, 2015

• Tenth Amendment dated February 20, 2020 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

f.	PIMCO Funds

	1.	Participation Agreement dated as of April 21, 2006 (Massachusetts Mutual Life Insurance Company , C.M. Life Insurance Company and PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC) — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment No. 1 effective as of June 30, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-150916 filed September 12, 2008

• Termination, New Agreements and Amendments dated November 10, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment effective as of May 1, 2011 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement No. 333-45039 filed April 25, 2012

• Amendment signed March 1, 2017 — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-95845 filed April 26, 2017

g.	Voya Funds

	1.	Participation Agreement dated April 26, 2006 (Massachusetts Mutual Life Insurance Company, ING Funds Distributor, LLC and ING Variable Products Trust) — Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement File No. 033-73140 filed April 27, 2007

• Amendments dated May 28, 2007 and April 3, 2008 — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

• Amendment dated September 6, 2008 — Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-150916 filed September 12, 2008

• Amendment dated May 27, 2010 — Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-45039 filed April 25, 2012

• Amendment dated January 17, 2014 — Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014

• Amendment dated December 23, 2014 — Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-150916 filed April 28, 2015

• Amendment dated June 29, 2016 — Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

ii.	Rule 22c-2 Agreements (Shareholder Information Agreements)

	a.	AIM Variable Insurance Funds effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

• Form of Amendment No. 1 *

	b.	Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	c.	Ivy Funds Variable Insurance Portfolios Amended and Restated Agreement dated November 13, 2012 (Massachusetts Mutual Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-109620 filed April 25, 2013

	d.	MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

	e.	MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-50410 filed April 25, 2007

		f.	PIMCO Variable Insurance Trust (Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

		g.	Voya Variable Products Trust effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) — Incorporated by reference to Initial Registration Statement File No. 333-150916 filed May 14, 2008

Exhibit 9	Opinion and Consent of Counsel**

Exhibit 10	i.	Auditor Consents:

• Separate Account Financial Statements**
• Company Financial Statements**

	ii.	Powers of Attorney for:

• Roger W. Crandall
• Karen H. Bechtel
• Mark T. Bertolini
• Kathleen A. Corbet
• James H. DeGraffenreidt, Jr.
• Isabel D. Goren
• Shelley B Leibowitz
• Jeffrey H. Leiden
• Sean Newth
• Laura J. Sen
• William T. Spitz
• H. Todd Stitzer
• Elizabeth A. Ward

— Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

* Filed herewith

** To be filed by amendment

Item 25.  Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman	Kathleen A. Corbet, Director	Karen Bechtel, Director
1295 State Street B101	49 Cross Ridge Road	100 South Point Drive, Apt 3604
Springfield, MA 01111	New Canaan, CT 06840	Miami, FL 33139

Mark T. Bertolini, Director	James H. DeGraffenreidt, Jr., Director	Isabella D. Goren, Director
2472 Broadway #216	1340 Smith Avenue	8030 Acoma Lane
New York, NY 10025	Suite 200	Dallas, TX 75252
Baltimore, MD 21209
Jeffrey M. Leiden, Director		William T. Spitz, Director
3 Commonwealth	Laura J. Sen, Director	16 Wynstone
Avenue #2	95 Pembroke Street, Unit 1	Nashville, TN 37215
Boston, MA 02116	Boston, MA 02118

H. Todd Stitzer, Lead Director	Shelley B. Leibowitz, Director
1312 Casey Key Road	546 Haviland Road
Nokomis, FL 34275	Stamford, CT 06903

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer	M. Timothy Corbett, Chief Investment Officer
(principal executive officer)	1295 State Street
1295 State Street B101	Springfield, MA 01111
Springfield, MA 01111

Todd G. Picken, Treasurer	Pia Flanagan, Chief of Staff to the CEO
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Strategic Communications 1295 State Street Springfield, MA 01111

Elizabeth A. Ward, Chief Financial Officer and Chief Actuary	Gareth F. Ross, Head of Digital and Customer Experience
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Michael Fanning, Head of MassMutual U.S.	Geoffrey Craddock, Chief Risk Officer
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Sean Newth, Corporate Controller	Akintokunbo Akinbajo, Corporate Secretary
1295 State Street	1295 State Street
Springfield, MA 01111	Springfield, MA 01111

Item 26.                          Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 24 in Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684, as filed with the Securities and Exchange Commission April 28, 2020.

Item 27.                          Number of Contract Owners

As of May 8, 2020, the number of contract owners was 44,576.

Item 28.                          Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                          Principal Underwriters

(a)                     MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)                     MMLIS and MSD are the principal underwriters for this contract. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address

John Vaccaro	Chief Executive Officer and Chairman of the Board	*

Wendy Benson	Director & President	*

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Michael Fanning	Director	*

Elizabeth Ward	Director	*

William F. Monroe, Jr.	Vice President, Chief Products & Services Officer	*

Susan Scanlon	Chief Compliance Officer	*

James P. Puhala	Deputy Chief Compliance Officer	*

Thomas Bauer	Chief Technology Officer	*

David Mink	Vice President and Chief Operations Officer	11215 North Community House Rd., Charlotte, NC 28277

Mary B. Wilkinson	Vice President	11215 North Community House Rd., Charlotte, NC 28277

Joseph Sparacio	Agency Field Force Supervisor	11215 North Community House Rd., Charlotte, NC 28277

David Holtzer	Field Risk Officer	11215 North Community House Rd., Charlotte, NC 28277

Robert S. Rosenthal	Chief Legal Officer, Vice President and Secretary	*

Edward K. Duch, Ill	Assistant Secretary	*

Amy Francella	Assistant Secretary	470 Atlantic Avenue Boston, MA 02110

Alyssa M. O’Connor	Assistant Secretary	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Todd Picken	Assistant Treasurer	*

Kevin LaComb	Assistant Treasurer	*

Colleen Girouard	Continuing Education Officer	*

Mario Morton	Assistant Vice President and Registration Manager	*

Anthony Frogameni	Assistant Vice President and Chief Privacy Officer	*

Kelly Pirotta	AML Compliance Officer	*

John Rogan	Regional Vice President	*

Nick DeLuca	Regional Vice President	11001 North Black Canyon Highway Phoenix, AZ 85209

David Cove	Regional Vice President	*

Jack Yvon	Regional Vice President	*

Sean Murphy	Regional Vice President	Los Angeles, California

Michelle Pedigo	Regional Vice President	*

*              1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address

Eric Wietsma	Director, Chairman of the Board, Chief Executive Officer and President	100 Bright Meadow Boulevard, Enfield, CT 06082-1981

Geoffrey Craddock	Director	470 Atlantic Avenue Boston, MA 02110

Elizabeth Ward	Director	*

Nathan Hall	Chief Financial Officer and Treasurer	*

Derek Darley	Assistant Treasurer	*

Robert S. Rosenthal	Chief Legal Officer, Secretary and Vice President	*

Susan Scanlon	Chief Compliance Officer	*

Kelly Pirrotta	AML Compliance Officer	*

Edward K. Duch, III	Assistant Secretary	*

Alyssa O’Connor	Assistant Secretary	*

Mario Morton	Registration Manager	*

Paul LaPiana	Vice President	*

Vincent Baggetta	Chief Risk Officer	*

*     1295 State Street, Springfield, MA 01111-0001

(c)                      For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Distribution” section of the Statement of Additional Information.

Item 30.                          Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1295 State Street, Springfield, MA 01111.

Item 31.                          Management Services

Not Applicable.

Item 32.                          Undertakings

(a)                     Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)                     Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)                      Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)                     Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the MassMutual Transitions SelectSM (“Transitions Select”) contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 (Securities Act) and the Investment Company Act of 1940, the Registrant, Massachusetts Mutual Variable Annuity Separate Account 4, has caused this Post-Effective Amendment No. 31 to Registration Statement No. 333-112626 to be signed on its behalf, in the town of Ellington, and the State of Connecticut on this 14th day of May, 2020.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

By:	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

ROGER W. CRANDALL *	Director and Chief Executive Officer	May 14, 2020
Roger W. Crandall	(principal executive officer)

ELIZABETH A. WARD *	Chief Financial Officer	May 14, 2020
Elizabeth A. Ward	(principal financial officer)

SEAN NEWTH *	Corporate Controller	May 14, 2020
Sean Newth	(principal accounting officer)

MARK T. BERTOLINI *	Director	May 14, 2020
Mark T. Bertolini

KAREN H. BECHTEL *	Director	May 14, 2020
Karen H. Betchel

KATHLEEN A. CORBET *	Director	May 14, 2020
Kathleen A. Corbet

JAMES H. DEGRAFFENREIDT, JR. *	Director	May 14, 2020
James H. DeGraffenreidt, Jr.

ISABELLA D. GOREN *	Director	May 14, 2020
Isabella D. Goren

SHELLEY B. LEIBOWITZ *	Director	May 14, 2020
Shelley B. Leibowitz

JEFFREY M. LEIDEN *	Director	May 14, 2020
Jeffrey M. Leiden

LAURA J. SEN *	Director	May 14, 2020
Laura J. Sen

WILLIAM T. SPITZ *	Director	May 14, 2020
William T. Spitz

H. TODD STITZER *	Director	May 14, 2020
H. Todd Stitzer

/s/ JOHN E. DEITELBAUM
* John E. Deitelbaum
Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit

Item 24. b.	Exhibit 8	ii.	a.	Form of AIM Amendment No. 1 to Rule 22c-2 Agreement